Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues				¥ 84,809
Total revenues	¥ 107,413	$ 15,429	¥ 102,277
Operating costs and expenses:
Cost of revenues	62,850	9,028	51,744	43,062
Selling, general and administrative	19,910	2,860	19,231	13,128
Research and development	18,346	2,635	15,772	12,928
Total operating costs and expenses	101,106	14,523	86,747	69,118
Operating profit (loss)	6,307	906	15,530	15,691
Total other income (loss), net	(6,647)	(955)	11,795	5,592
Income (loss) before income taxes	(340)	(49)	27,325	21,283
Income taxes	1,948	279	4,743	2,995
Net income (loss)	(2,288)	(328)	22,582	18,288
Less: net (loss) income attributable to noncontrolling interests	(4,345)	(624)	(4,991)	(13)
Net income (loss) attributable to Baidu, Inc.	2,057	296	27,573	18,301
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues				67,681
Total revenues	79,711	11,450	78,271
Operating costs and expenses:
Cost of revenues	34,019	4,887	25,370	25,688
Selling, general and administrative	14,733	2,116	15,310	10,586
Research and development	15,698	2,255	13,783	11,692
Total operating costs and expenses	64,450	9,258	54,463	47,966
Operating profit (loss)	15,261	2,192	23,808	19,715
Total other income (loss), net	(5,680)	(816)	13,169	5,385
Income (loss) before income taxes	9,581	1,376	36,977	25,100
Income taxes	1,896	272	4,664	3,001
Net income (loss)	7,685	1,104	32,313	22,099
Less: net (loss) income attributable to noncontrolling interests	105	15	(1,292)	(9)
Net income (loss) attributable to Baidu, Inc.	7,580	1,089	33,605	22,108
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues				17,378
Total revenues	28,994	4,165	24,989
Operating costs and expenses:
Cost of revenues	30,348	4,359	27,133	17,386
Selling, general and administrative	5,237	753	4,168	2,675
Research and development	2,667	383	1,994	1,270
Total operating costs and expenses	38,252	5,495	33,295	21,331
Operating profit (loss)	(9,258)	(1,330)	(8,306)	(3,953)
Total other income (loss), net	(967)	(139)	(676)	208
Income (loss) before income taxes	(10,225)	(1,469)	(8,982)	(3,745)
Income taxes	52	7	79	(8)
Net income (loss)	(10,277)	(1,476)	(9,061)	(3,737)
Less: net (loss) income attributable to noncontrolling interests	46	7	49
Net income (loss) attributable to Baidu, Inc.	(10,323)	(1,483)	(9,110)	(3,737)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues				(250)
Total revenues	(1,292)	(186)	(983)
Operating costs and expenses:
Cost of revenues	(1,517)	(218)	(759)	(12)
Selling, general and administrative	(60)	(9)	(247)	(133)
Research and development	(19)	(3)	(5)	(34)
Total operating costs and expenses	(1,596)	(230)	(1,011)	(179)
Operating profit (loss)	304	44	28	(71)
Total other income (loss), net			(698)	(1)
Income (loss) before income taxes	304	44	(670)	(72)
Income taxes				2
Net income (loss)	304	44	(670)	(74)
Less: net (loss) income attributable to noncontrolling interests	(4,496)	(646)	(3,748)	(4)
Net income (loss) attributable to Baidu, Inc.	¥ 4,800	$ 690	¥ 3,078	¥ (70)